UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  September 30, 2003

Check  here  if  Amendment  [x];  Amendment  Number: 2

This  Amendment  (Check  only  one.):     [ ]  is  a  restatement.
                                          [x]  adds  new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:             Pequot  Capital  Management,  Inc.
Address:          500  Nyala  Farm  Road
                  Westport,  CT  06880


Form  13F  File  Number:  28-04495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:             Aryeh Davis
Title:            Principal and General Counsel
Phone:            (203) 429-2200

Signature,  Place,  and  Date  of  Signing:


/s/Aryeh Davis                 Westport,  CT           12/15/03
[Signature]                    [City,  State]          [Date]

Report  Type  (Check  only  one.):

[x]     13F  HOLDINGS  REPORT.

[ ]     13F  NOTICE.

[ ]     13F  COMBINATION  REPORT.

List  of  Other  Managers  Reporting  for  the  Manager: NONE


                              Form 13F SUMMARY PAGE

Report  Summary:


Number  of  Other  Included  Managers:                                         0
                                                                    ------------
Form  13F  Information  Table  Entry  Total:                                   1
                                                                    ------------
Form  13F  Information  Table  Value  Total:                             $15,626
                                                                    ------------
                                                                     (thousands)

List  of  Other  Included  Managers:  NONE

                                      Title                                                                  Voting Authority
                                                                                                         -------------------------
                                       of                  Value     Shrs/   Shrs/  Put/ Invstmnt  Other
          Name of Issuer              Class     CUSIP    (x$1000)   Prn Amt.  Prn   Call  Dscrtn   Mgrs     Sole    Shared  None
----------------------------------------------------------------------------------------------------------------------------------


STAKE TECHNOLOGY LTD                   COM    852559103     $15,626 1,687,500  sh          sole           1,687,500

                                                            $15,626